Net Finance Costs - Summary of Net Finance Costs (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Net Finance Costs [Line Items]
Interest capitalised	6.82%	5.71%	2.90%
Tax relief for capitalised interest	$ 159	$ 81	$ 34